BALANCE SHEETS - Equity Component [Domain] - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash	$ 44,103	$ 16,384	$ 101,953
Accounts Receivable	15,855	57,549	97,245
Inventories	257,668	367,367	122,175
Prepaid Expense and other assets	202,591	190,015	60,588
Total Current Assets	520,217	631,315	381,961
Fixed Assets, net	147,243	196,479	158,110
Intangibles, net	77,995	73,183	53,355
Total Assets	745,455	900,977	593,426
Current Liabilities:
Accounts Payable	2,474,186	2,194,518	1,062,108
Accrued Expenses	3,474,043	3,066,379	2,057,957
Short-term notes payable net of discounts of $0, $194,097, and $0 (See Note 4)	933,074	937,424	280,000
Deferred Revenue	8,375	5,000	69,000
Total Current Liabilities	$ 6,889,678	6,203,321	3,469,065
Accrued Expenses		$ 213,883	331,216
Liability for equity-linked financial instruments (See Note 8)			11,599
Total Liabilities	$ 6,889,678	$ 6,417,204	$ 3,811,880
Commitments and Contingencies
Stockholders' Deficit:
Series A Convertible Preferred Stock, $.01 par value, $100 Stated Value, 20,000,000, 10,000,000, and 10,000,000 authorized, 20,550 outstanding	$ 206	$ 206
Common Stock, $.01 par value, 100,000,000, 10,667,667, and 10,667,667 authorized, 3,312,863, 3,092,766, and 2,932,501 outstanding	33,128	30,927	$ 29,325
Additional paid-in capital	30,935,472	30,093,745	25,449,636
Accumulated Deficit	(37,113,029)	(35,641,105)	(28,697,415)
Total Stockholders' Deficit	(6,144,223)	(5,516,227)	(3,218,454)
Total Liabilities and Stockholders' Deficit	$ 745,455	$ 900,977	$ 593,426